Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Founders Redeemable Convertible Preferred Stock	Series A Redeemable Convertible Preferred Stock	Class A Common Stock	Class B Common Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Contingently Redeemable Common Stock	Legacy Common Stock	Total
Balance at Sep. 30, 2021		$ 2,300				$ 20,211	$ (20,274)			$ (63)
Balance (in Shares) at Sep. 30, 2021	588,235	1,666,666			8,689,413
Common stock issued for acquisition of business
Common stock issued for acquisition of business (in Shares)					1,266,892
Issuance of common stock						9,764				9,764
Issuance of common stock (in Shares)					1,460,644
Conversion of notes to common stock						312				312
Conversion of notes to common stock (in Shares)					45,548
Exercise of stock options						145				145
Exercise of stock options (in Shares)					166,666
Issuance of common stock upon exercise of warrants						1,000				1,000
Issuance of common stock upon exercise of warrants (in Shares)					239,234
Stock-based compensation						3,290				3,290
Net income (loss)							(23,867)			(23,867)
Balance at Sep. 30, 2022		$ 2,300				34,722	(44,141)			(9,419)
Balance (in Shares) at Sep. 30, 2022	588,235	1,666,666			11,868,397				11,868,397
Issuance of common stock						5,295				5,295
Issuance of common stock (in Shares)									773,889
Issuance of common stock upon exercise of warrants						900				900
Issuance of common stock upon exercise of warrants (in Shares)									300,000
Stock-based compensation						3,856				3,856
Net income (loss)							(9,390)			(9,390)
Balance at Dec. 31, 2022		$ 2,300				44,773	(53,531)			(8,758)
Balance (in Shares) at Dec. 31, 2022	588,235	1,666,666							12,942,286
Balance at Sep. 30, 2022		$ 2,300				34,722	(44,141)			(9,419)
Balance (in Shares) at Sep. 30, 2022	588,235	1,666,666			11,868,397				11,868,397
Issuance of common stock						13,396				$ 13,396
Issuance of common stock (in Shares)					1,958,312					1,958,312
Issuance of common stock in settlement of loss contingency						8,434				$ 8,434
Issuance of common stock in settlement of loss contingency (in Shares)					1,233,108
Issuance of common stock to service providers						377				377
Issuance of common stock to service providers (in Shares)					55,091
Conversion of SAFEs to common stock						1,126				1,126
Conversion of SAFEs to common stock (in Shares)					170,835
Issuance of warrants to service providers						10				10
Issuance of warrants in connection with notes payable						3,028				3,028
Conversion of notes to common stock						943				943
Conversion of notes to common stock (in Shares)					187,971
Issuance of common stock upon exercise of warrants						909				909
Issuance of common stock upon exercise of warrants (in Shares)					1,218,461
Stock-based compensation						15,476				15,476
Net income (loss)							(39,621)			(39,621)
Balance at Sep. 30, 2023		$ 2,300				78,421	(83,762)			$ (5,341)
Balance (in Shares) at Sep. 30, 2023	588,235	1,666,666			16,692,175				16,692,175
Common stock issued for acquisition of business (in Shares)										964,912
Issuance of common stock						3,286				$ 3,286
Issuance of common stock (in Shares)									482,171
Issuance of warrants in connection with notes payable						107				107
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc.								$ 8,856
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc. (in Shares)								964,912
Lapse of redemption feature on common stock						8,856		$ (8,856)		8,856
Lapse of redemption feature on common stock (in Shares)								(964,912)	964,912
Issuance of common stock upon exercise of warrants
Issuance of common stock upon exercise of warrants (in Shares)			369,671
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs (in Shares)			104,748
Stock-based compensation						12,705				12,705
Reverse recapitalization transactions, net (Note 3)		$ (2,300)				(16,182)				(16,182)
Reverse recapitalization transactions, net (Note 3) (in Shares)	(588,235)	(1,666,666)	22,901,838	2,254,901					(18,139,258)
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in Shares)			168,235
Net income (loss)							935			935
Balance at Dec. 31, 2023						$ 87,193	$ (82,827)			$ 4,366
Balance (in Shares) at Dec. 31, 2023			23,544,492	2,254,901